Document and Entity Information	Jun. 28, 2024
Cover [Abstract]
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0001889668
Document Type	8-K
Document Period End Date	Jun. 28, 2024
Entity Registrant Name	Blue Owl Technology Finance Corp. II
Entity Incorporation State Country Code	MD
Entity File Number	000-56371
Entity Tax Identification Number	87-2993019
Entity Address, Address Line One	399 Park Avenue
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	419-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false